UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Item 1.   Reports to Stockholders.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Semiannual Report
October 31, 2009

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—18.30%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,916,667

Federal Home Loan Bank
0.425%, due 11/13/09(2)	113,000,000	113,000,000

0.800%, due 12/09/09(1)	90,000,000	89,924,000

0.184%, due 01/13/10(2)	79,000,000	78,998,316

0.420%, due 03/01/10(1)	123,200,000	123,027,520

0.875%, due 03/30/10	150,000,000	150,408,293

0.800%, due 05/05/10	150,000,000	149,992,397

0.550%, due 06/10/10	150,000,000	150,029,046

0.600%, due 06/21/10	75,000,000	74,962,880

0.440%, due 09/01/10(1)	47,000,000	46,825,369

0.500%, due 10/15/10	83,750,000	83,744,883

0.204%, due 11/09/10(2)	230,000,000	230,013,815

Federal Home Loan Mortgage Corp.*
0.560%, due 11/02/09(2)	200,000,000	200,000,000

0.140%, due 11/16/09(2)	32,500,000	32,499,005

0.290%, due 11/16/09(1)	86,845,000	86,834,506

4.875%, due 02/09/10	195,000,000	197,376,069

0.210%, due 04/19/10(1)	245,000,000	244,758,471

0.430%, due 05/17/10(1)	197,500,000	197,035,272

1.450%, due 09/10/10	50,000,000	50,392,906

Federal National Mortgage Association*
0.110%, due 11/17/09(1)	225,000,000	224,989,000

0.174%, due 01/13/10(2)	321,000,000	321,000,000

0.540%, due 07/12/10(1)	145,000,000	144,449,725

0.530%, due 08/02/10(1)	100,000,000	99,596,611

2.875%, due 10/12/10	52,750,000	53,927,566

US Treasury Bills
0.495%, due 07/29/10(1)	90,000,000	89,665,875

US Treasury Notes
2.375%, due 08/31/10	125,000,000	126,844,689

1.500%, due 10/31/10	150,000,000	151,576,700

Total US government and agency obligations
(cost—$3,586,789,581)		3,586,789,581

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Time deposit—1.39%

Banking-non-US—1.39%
Societe Generale, Cayman Islands
0.130%, due 11/02/09 (cost—$272,000,000)	$272,000,000	$272,000,000

Certificates of deposit—12.31%

Banking-non-US—12.31%
ABN AMRO Bank NV
0.740%, due 12/30/09	113,000,000	113,079,495

Bank of Montreal
0.230%, due 11/16/09	250,000,000	250,000,000

Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Barclays Bank PLC
0.320%, due 11/06/09	200,000,000	200,000,000

BNP Paribas
0.500%, due 11/25/09	100,000,000	100,000,000

0.320%, due 01/06/10	30,000,000	30,000,000

0.370%, due 03/03/10	104,100,000	104,100,000

Calyon N.A., Inc.
0.330%, due 11/02/09	250,000,000	250,000,000

0.530%, due 12/18/09	100,000,000	100,000,000

Deutsche Bank AG
0.892%, due 12/18/09(2)	50,000,000	50,201,550

Fortis Bank NV-SA
0.230%, due 11/05/09	200,000,000	200,000,000

Lloyds TSB Bank PLC
0.410%, due 11/09/09	149,000,000	149,000,000

0.340%, due 11/25/09	150,000,000	150,000,000

National Bank of Canada
0.300%, due 11/24/09	168,250,000	168,250,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,007,905

Rabobank Nederland NV
0.520%, due 12/07/09	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.210%, due 11/09/09	150,000,000	150,000,000

Societe Generale
0.500%, due 02/01/10	100,000,000	100,000,000

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Westpac Banking Corp.
0.190%, due 11/02/09(2)	$61,000,000	$61,000,000

0.200%, due 11/02/09(2)	45,000,000	45,000,000

Total certificates of deposit (cost—$2,412,638,950)		2,412,638,950

Commercial paper(1)—51.34%

Asset backed-banking—1.40%
Atlantis One Funding
0.280%, due 11/09/09	200,000,000	199,987,555

0.250%, due 12/07/09	75,000,000	74,981,250

		274,968,805

Asset backed-miscellaneous—21.54%
Amsterdam Funding Corp.
0.180%, due 11/02/09	67,535,000	67,534,662

Atlantic Asset Securitization LLC
0.210%, due 11/04/09	57,100,000	57,099,001

0.210%, due 11/05/09	75,000,000	74,998,250

0.300%, due 11/09/09	100,000,000	99,993,333

0.190%, due 11/23/09	60,000,000	59,993,033

0.280%, due 11/23/09	48,094,000	48,085,771

0.180%, due 11/25/09	42,000,000	41,994,960

Bryant Park Funding LLC
0.190%, due 11/06/09	50,000,000	49,998,681

0.190%, due 11/23/09	100,000,000	99,988,389

0.190%, due 12/03/09	157,292,000	157,265,435

Chariot Funding LLC
0.190%, due 11/10/09	25,006,000	25,004,812

0.190%, due 11/20/09	41,149,000	41,144,874

0.180%, due 12/02/09	100,000,000	99,984,500

Enterprise Funding Co. LLC
0.280%, due 11/24/09	146,000,000	145,973,882

0.240%, due 12/22/09	69,000,000	68,976,540

Fairway Finance Co. LLC
0.190%, due 11/16/09	60,000,000	59,995,250

0.190%, due 11/23/09	43,918,000	43,912,901

0.250%, due 12/04/09	86,069,000	86,049,276

0.230%, due 01/12/10	71,854,000	71,820,947

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.180%, due 11/06/09	$45,008,000	$45,006,875

0.190%, due 11/16/09	210,000,000	209,983,375

0.190%, due 11/19/09	88,024,000	88,015,638

Kitty Hawk Funding Corp.
0.270%, due 11/02/09	60,741,000	60,740,544

0.220%, due 11/05/09	188,000,000	187,995,404

Liberty Street Funding LLC
0.190%, due 11/23/09	25,000,000	24,997,097

0.210%, due 01/04/10	50,000,000	49,981,333

0.230%, due 01/21/10	50,000,000	49,974,125

0.230%, due 01/25/10	50,000,000	49,972,847

Market Street Funding LLC
0.280%, due 11/05/09	55,000,000	54,998,289

0.280%, due 11/16/09	85,000,000	84,990,083

0.280%, due 11/17/09	63,498,000	63,490,098

Old Line Funding Corp.
0.300%, due 11/10/09	51,329,000	51,325,150

0.190%, due 11/13/09	45,000,000	44,997,150

0.280%, due 11/16/09	62,392,000	62,384,721

Ranger Funding Co. LLC
0.200%, due 11/04/09	50,000,000	49,999,167

0.300%, due 11/06/09	200,000,000	199,991,667

0.240%, due 01/14/10	55,000,000	54,972,867

0.250%, due 01/14/10	45,000,000	44,976,875

0.240%, due 01/22/10	45,000,000	44,975,400

Regency Markets No. 1 LLC
0.210%, due 11/09/09	38,211,000	38,209,217

Salisbury Receivables Co. LLC
0.200%, due 11/05/09	50,000,000	49,998,889

0.190%, due 11/13/09	61,000,000	60,996,137

0.180%, due 12/01/09	110,000,000	109,983,500

Sheffield Receivables Corp.
0.190%, due 11/24/09	50,000,000	49,993,931

0.210%, due 01/13/10	100,000,000	99,957,417

0.210%, due 01/14/10	70,000,000	69,969,783

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
0.210%, due 01/15/10	$88,000,000	$87,961,500

0.210%, due 01/19/10	45,000,000	44,979,262

Thames Asset Global Securitization No. 1
0.200%, due 11/09/09	80,653,000	80,649,415

0.300%, due 11/09/09	52,549,000	52,545,497

0.200%, due 11/18/09	65,000,000	64,993,861

Thunderbay Funding
0.250%, due 12/03/09	149,544,000	149,510,768

0.230%, due 12/07/09	90,762,000	90,741,125

0.240%, due 01/06/10	29,358,000	29,345,082

Yorktown Capital LLC
0.300%, due 11/06/09	88,665,000	88,661,306

0.180%, due 11/18/09	34,000,000	33,997,110

0.180%, due 11/23/09	96,000,000	95,989,440

		4,222,066,442

Asset backed-securities—3.83%
Clipper Receivables Co. LLC
0.240%, due 11/13/09	250,000,000	249,980,000

0.250%, due 12/18/09	100,000,000	99,967,361

0.280%, due 01/15/10	150,000,000	149,912,500

Grampian Funding LLC
0.350%, due 01/22/10	40,000,000	39,968,111

0.350%, due 02/02/10	210,000,000	209,814,208

		749,642,180

Banking-non-US—7.45%
Banco Bilbao Vizcaya Argentaria SA
0.190%, due 12/03/09	132,900,000	132,877,555

0.190%, due 12/17/09	40,000,000	39,990,289

Bank of Nova Scotia
0.430%, due 11/17/09	50,000,000	49,990,445

Dnb NOR ASA
0.250%, due 11/19/09	50,000,000	49,993,750

0.250%, due 11/30/09	125,000,000	124,974,826

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Banking-non-US—(concluded)
Groupe BPCE
0.340%, due 11/30/09	$89,750,000	$89,725,419

0.280%, due 12/11/09	141,000,000	140,956,133

0.260%, due 12/24/09	150,000,000	149,942,583

0.270%, due 01/06/10	100,000,000	99,950,500

KBC Financial Products International Ltd.
0.420%, due 11/05/09	85,000,000	84,996,033

National Bank of Canada
0.290%, due 11/19/09	75,000,000	74,989,125

Svenska Handelsbanken
0.230%, due 01/27/10	185,000,000	184,897,171

Westpac Banking Corp.
0.450%, due 11/16/09	87,500,000	87,483,594

0.290%, due 01/11/10	149,500,000	149,414,494

		1,460,181,917

Banking-US—16.10%
Barclays US Funding Corp
0.230%, due 01/29/10	165,000,000	164,906,179

Calyon N.A., Inc.
0.270%, due 02/08/10	100,000,000	99,925,750

Danske Corp.
0.230%, due 11/04/09	140,000,000	139,997,317

0.170%, due 11/20/09	50,000,000	49,995,514

0.180%, due 11/30/09	93,300,000	93,286,471

0.270%, due 12/11/09	50,000,000	49,985,000

0.230%, due 01/04/10	150,000,000	149,938,667

Deutsche Bank Financial LLC
0.300%, due 11/12/09	250,000,000	249,977,083

0.230%, due 02/24/10	200,000,000	199,853,055

Dexia Delaware LLC
0.250%, due 11/13/09	250,000,000	249,979,167

0.280%, due 11/30/09	200,000,000	199,954,889

ING (US) Funding LLC
0.510%, due 01/08/10	12,500,000	12,487,958

0.455%, due 01/14/10	82,500,000	82,422,840

0.300%, due 01/27/10	100,000,000	99,927,500

0.300%, due 01/28/10	100,000,000	99,926,667

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Morgan (J.P.) Chase & Co.
0.500%, due 11/09/09	$100,000,000	$99,988,889

Morgan (J.P.) Chase Funding, Inc.
0.190%, due 12/21/09	200,000,000	199,947,222

0.200%, due 01/04/10	200,000,000	199,928,889

Nordea N.A., Inc.
0.180%, due 11/23/09	174,490,000	174,470,806

San Paolo IMI US Financial Co.
0.130%, due 11/02/09	200,000,000	199,999,278

0.240%, due 11/23/09	239,500,000	239,464,873

Societe Generale N.A., Inc.
0.270%, due 01/21/10	100,000,000	99,939,250

		3,156,303,264

Finance-noncaptive diversified—0.77%
General Electric Capital Corp.
0.200%, due 01/05/10	50,000,000	49,981,944

0.200%, due 01/11/10	100,000,000	99,960,556

		149,942,500

Food/beverage—0.25%
Nestle Capital Corp.
0.650%, due 02/16/10	50,000,000	49,903,403

Total commercial paper (cost—$10,063,008,511)		10,063,008,511

US master note—3.01%

Brokerage—3.01%
Banc of America Securities LLC
0.270%, due 11/02/09(2),(3) (cost—$590,000,000)	590,000,000	590,000,000

Short-term corporate obligations—1.79%

Banking-non-US—0.27%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(4)	53,000,000	53,000,000

Finance-noncaptive consumer—0.51%
General Electric Capital Corp.
0.354%, due 01/20/10(2)	100,000,000	99,984,928

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranationals—1.01%
International Finance Corp.
0.130%, due 11/02/09(1)	$100,000,000	$99,999,639

0.700%, due 06/08/10	98,000,000	98,000,000

		197,999,639

Total short-term corporate obligations (cost—$350,984,567)		350,984,567

Repurchase agreements—12.89%

Repurchase agreement dated 10/30/09 with Banc of America Securities, 0.060% due 11/02/09, collateralized by $191,940,000 Federal Home Loan Bank obligations, zero coupon to 1.625% due 04/05/10 to 11/21/12 and $103,191,000 Federal National Mortgage Association obligations, 5.000% due 04/15/15 to 05/11/17; (value—$306,000,140); proceeds: $300,001,500	300,000,000	300,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $12,000,000 Federal Agricultural Mortgage Corp. obligations, zero coupon due 12/04/09, $155,615,000 Federal Farm Credit Bank obligations, 0.464% due 02/11/10, $298,000,000 Federal Home Loan Bank obligations, zero coupon to 3.750% due 12/07/09 to 09/09/11, $128,174,000 Federal National Mortgage Association obligations, 5.250% due 08/01/12 and $45,000 Financing Corp. obligations, 10.350% due 08/03/18; (value—$612,000,390); proceeds: $600,003,000	600,000,000	600,000,000

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.060% due 11/02/09, collateralized by $300,225,000 Federal Home Loan Bank obligations, 3.375% to 3.625% due 06/24/11 to 09/16/11, $20,936,000 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 12/08/10 to 09/03/13 and $296,194,000 Federal National Mortgage Association obligations, 3.000% to 5.000% due 01/13/14 to 03/15/16; (value—$639,540,947); proceeds: $627,003,135	627,000,000	627,000,000

Repurchase agreement dated 10/30/09 with Goldman Sachs & Co., 0.060% due 11/02/09, collateralized by $502,348,000 Federal Farm Credit Bank obligations, zero coupon to 6.700% due 11/06/09 to 05/21/29; (value—$510,000,170); proceeds: $500,002,500	500,000,000	500,000,000

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.060% due 11/02/09, collateralized by $509,240,000 Federal Home Loan Bank obligations, 1.375% to 1.780% due 09/28/11 to 04/05/12; (value—$510,680,318); proceeds: $500,002,500	$500,000,000	$500,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $325,000 US Treasury Bills, zero coupon due 02/11/10; (value—$324,935); proceeds: $316,000	316,000	316,000

Total repurchase agreements (cost—$2,527,316,000)		2,527,316,000

Total investments (cost—$19,802,737,609 which approximates
cost for federal income tax purposes)—101.03%		19,802,737,609

Liabilities in excess of other assets—(1.03)%		(201,975,637)

Net assets—100.00%		$19,600,761,972

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2009, and reset periodically.
(3)	The security detailed in the table below, which represents 3.01% of net assets, is considered liquid and restricted as of October 31, 2009.

			Acquisition		10/31/09
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	10/31/09	of net
security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.270%, 11/02/09	10/31/09	$590,000,000	3.01%	$590,000,000	3.01%

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.27% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Acquisition date represents most recent reset date on variable rate securities.

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

Affiliated issuer activity
The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/09	10/31/09	10/31/09	10/31/09	10/31/09

UBS Private
Money Market
Fund LLC	$102,816,000	$184,033,500	$286,849,500	$0	$6,947

Issuer breakdown by country of origin

Percentage of total investments

United States	78.7%

France	7.3

United Kingdom	3.3

Canada	3.0

Australia	2.0

Belgium	1.4

Netherlands	1.1

Sweden	0.9

Norway	0.9

Spain	0.9

Germany	0.3

Finland	0.2

Total	100.0%

Weighted average maturity—54 days

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,586,789,581	$—	$3,586,789,581

Time deposit	—	272,000,000	—	272,000,000

Certificates of deposit	—	2,412,638,950	—	2,412,638,950

Commercial paper	—	10,063,008,511	—	10,063,008,511

US master note	—	590,000,000	—	590,000,000

Short-term corporate obligations	—	350,984,567	—	350,984,567

Repurchase agreements	—	2,527,316,000	—	2,527,316,000

Total	$—	$19,802,737,609	$—	$19,802,737,609

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Measurements at 10/31/09

Funding agreement

Assets
Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government obligations—36.99%

US Cash Management Bills
0.450%, due 04/01/10(1)	$150,000,000	$149,716,875

US Treasury Bills
0.002%, due 11/05/09(1)	300,000,000	299,999,933

0.265%, due 11/19/09(1)	150,000,000	149,980,125

0.630%, due 11/19/09(1)	100,000,000	99,968,500

0.315%, due 08/26/10(1)	100,000,000	99,739,664

0.450%, due 08/26/10(1)	35,000,000	34,869,625

0.380%, due 10/21/10(1)	96,000,000	95,641,280

US Treasury Notes
3.500%, due 11/15/09	33,000,000	33,042,866

3.125%, due 11/30/09	115,000,000	115,258,264

3.500%, due 12/15/09	100,000,000	100,384,944

2.125%, due 01/31/10	338,000,000	339,585,093

2.000%, due 02/28/10	622,300,000	625,642,452

4.500%, due 05/15/10	150,000,000	153,422,379

2.875%, due 06/30/10	100,000,000	101,483,953

2.750%, due 07/31/10	165,000,000	167,758,912

2.375%, due 08/31/10	97,000,000	98,472,572

2.000%, due 09/30/10	100,000,000	101,440,900

1.500%, due 10/31/10	30,000,000	30,315,340

Total US government obligations (cost—$2,796,723,677)		2,796,723,677

Repurchase agreements—62.84%

Repurchase agreement dated 10/30/09 with Banc of America Securities LLC, 0.050% due 11/02/09, collateralized by $125,514,300 US Treasury Bills, zero coupon due 02/11/10, $256,190,600 US Treasury Inflation Index Notes, 1.875% to 2.000% due 07/15/13 to 01/15/14 and $764,572,800 US Treasury Notes, 1.750% to 3.375% due 06/30/13 to 06/30/14; (value—$1,224,000,084); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $54,771,200 US Treasury Bonds, 4.500% due 08/15/39 and $1,034,251,500 US Treasury Notes, 2.375% to 3.750% due 03/31/16 to 11/15/18; (value—$1,122,000,027); proceeds: $1,100,005,500	1,100,000,000	1,100,000,000

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.050% due 11/02/09, collateralized by $356,089,400 US Treasury Bonds, 4.500% to 6.625% due 02/15/27 to 08/15/39, $210,626,800 US Treasury Inflation Index Bonds, 3.625% due 04/15/28, $238,542,700 US Treasury Inflation Index Notes, 1.625% due 01/15/18 and $245,456,000 US Treasury Notes, 4.000% to 5.000% due 04/15/10 to 02/15/11; (value—$1,276,836,034); proceeds: $1,251,805,216	$1,251,800,000	$1,251,800,000

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.050% due 11/02/09, collateralized by $2,480,221,600 US Treasury Bonds Principal Strips, 3.500% to 8.000% due 02/15/20 to 08/15/39, $289,310,000 US Treasury Coupon Strips, zero coupon due 02/15/20 to 02/15/26, $481,400 US Treasury Notes, 4.750% due 05/31/12 and $387,097,600 US Treasury Strips, zero coupon due 11/15/19 to 08/15/26; (value—$1,224,000,033); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $230,000 US Treasury Bills, zero coupon due 02/11/10; (value—$229,954); proceeds: $221,000	221,000	221,000

Total repurchase agreements (cost—$4,752,021,000)		4,752,021,000

Total investments (cost—$7,548,744,677 which approximates
cost for federal income tax purposes)—99.83%		7,548,744,677

Other assets in excess of liabilities—0.17%		12,805,697

Net assets—100.00%		$7,561,550,374

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—54 days

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,796,723,677	$—	$2,796,723,677

Repurchase agreements	—	4,752,021,000	—	4,752,021,000

Total	$—	$7,548,744,677	$—	$7,548,744,677

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—93.40%

Alabama—1.52%
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding (ExxonMobil Project),
0.230%, VRD	$1,000,000	$1,000,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.190%, VRD	5,000,000	5,000,000

Montgomery Industrial Development Board Pollution
Control & Solid Waste District Refunding
(General Electric Co. Project),
0.160%, VRD	26,500,000	26,500,000

		32,500,000

Alaska—0.01%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series B,
0.170%, VRD	200,000	200,000

Arizona—2.03%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.160%, VRD	25,800,000	25,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.250%, VRD	9,700,000	9,700,000

0.350%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.350%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.190%, VRD(1),(2)	3,750,000	3,750,000

		43,300,000

Colorado—1.18%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD(1),(2)	12,075,000	12,075,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.200%, VRD	$1,800,000	$1,800,000

Series C-1,
0.250%, VRD	910,000	910,000

Series C-6,
0.250%, VRD	5,400,000	5,400,000

Pitkin County Industrial Development Revenue Refunding
(Aspen Skiing Co. Project),
Series A,
0.250%, VRD	5,100,000	5,100,000

		25,285,000

Connecticut—0.79%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series Y-3,
0.150%, VRD	5,400,000	5,400,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.200%, VRD	1,575,000	1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.360%, VRD(1),(2)	9,925,000	9,925,000

		16,900,000

District of Columbia—0.93%
District of Columbia Revenue (Field School Project),
Series A,
0.270%, VRD	13,785,000	13,785,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.260%, VRD	6,175,000	6,175,000

		19,960,000

Florida—6.04%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2 (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,034,170

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Gainesville Utilities System Revenue,
Series A,
0.200%, VRD	$2,495,000	$2,495,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.360%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.210%, VRD	36,935,000	36,935,000

Series Three D-1,
0.210%, VRD	17,270,000	17,270,000

Series Three D-2-A,
0.200%, VRD	5,445,000	5,445,000

JEA Water & Sewer Revenue System,
Series B,
0.200%, VRD	5,400,000	5,400,000

Subseries B-1,
0.200%, VRD	41,980,000	41,980,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	7,500,000	7,500,000

		129,034,170

Georgia—2.47%
Atlanta Water & Wastewater Revenue,
0.220%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.260%, VRD(1),(2)	9,750,000	9,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.250%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series C5,
0.160%, VRD	3,000,000	3,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.260%, VRD	$4,000,000	$4,000,000

		52,750,000

Idaho—0.75%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,165,654

Power County Pollution Control Revenue (FMC Corp. Project),
0.280%, VRD	3,800,000	3,800,000

		15,965,654

Illinois—4.80%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.220%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.180%, VRD	4,000,000	4,000,000

Chicago (Neighborhoods Alive 21),
Series B,
0.180%, VRD	8,900,000	8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured),
6.750%, due 07/01/10	1,425,000	1,497,271

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.200%, VRD	12,000,000	12,000,000

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,163,346

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.200%, VRD	9,720,000	9,720,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.260%, VRD	14,680,000	14,680,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.180%, VRD	$12,500,000	$12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	3,045,000	3,045,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.150%, VRD	7,275,000	7,275,000

Illinois Finance Authority Revenue
(Northwestern Memorial Hospital),
Series A-1,
0.200%, VRD	3,685,000	3,685,000

Illinois Finance Authority Revenue
(University of Chicago Medical Center),
Series E-1,
0.200%, VRD	6,500,000	6,500,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.310%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.200%, VRD	4,990,000	4,990,000

		102,455,617

Indiana—3.00%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.280%, VRD	4,440,000	4,440,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.200%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.200%, VRD	16,600,000	16,600,000

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (NATL-RE Insured),
0.310%, VRD(1),(2)	4,690,000	4,690,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.160%, VRD	$16,100,000	$16,100,000

Purdue University Revenues (Student Facilities System),
Series A,
0.170%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,631,058

		64,061,058

Iowa—0.35%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.200%, VRD	2,960,000	2,960,000

Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	4,500,000	4,521,790

		7,481,790

Kansas—0.71%
Kansas State Department of Transportation Highway
Revenue Refunding,
Series B-2,
0.130%, VRD	10,000,000	10,000,000

Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	5,120,000	5,185,277

		15,185,277

Kentucky—1.96%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.200%, VRD	8,700,000	8,700,000

Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.200%, VRD	1,880,000	1,880,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.350%, VRD	$7,000,000	$7,000,000

Shelby County Lease Revenue,
Series A,
0.200%, VRD	13,705,000	13,705,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.200%, VRD	5,565,000	5,565,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.220%, VRD	4,945,000	4,945,000

		41,795,000

Maine—0.14%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.310%, VRD(1),(2)	2,985,000	2,985,000

Maryland—3.23%
Easton Revenue (William Hill Manor),
Series C,
0.260%, VRD	3,305,000	3,305,000

Maryland Economic Development Corp. Revenue
(Howard Hughes Medical),
Series A,
0.200%, VRD	10,000,000	10,000,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.170%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.270%, VRD	21,665,000	21,665,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	12,915,000	12,915,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Series A-7,
0.260%, VRD	$7,100,000	$7,100,000

		68,985,000

Massachusetts—5.62%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.150%, VRD	5,560,000	5,560,000

Series U-6E,
0.190%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.200%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.200%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.150%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.210%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.200%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
0.200%, VRD	15,000,000	15,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series I-1,
0.200%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Series I-2,
0.170%, VRD	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.200%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.130%, VRD	18,275,000	18,275,000

Massachusetts Health & Educational Facilities Authority
Revenue (Williams College),
Series I,
0.200%, VRD	4,874,000	4,874,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.200%, VRD	4,000,000	4,000,000

		120,025,000

Michigan—3.71%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.200%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.200%, VRD	4,000,000	4,000,000

Series B-3,
0.200%, VRD	7,800,000	7,800,000

Series B-4,
0.200%, VRD	10,500,000	10,500,000

Series B-6,
0.200%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.280%, VRD	$5,000,000	$5,000,000

Series B,
0.200%, VRD	7,600,000	7,600,000

University of Michigan University Revenues
Refunding (Hospital),
Series A-2,
0.280%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.280%, VRD	14,465,000	14,465,000

University of Michigan University Revenues,
Series B,
0.150%, VRD	6,000,000	6,000,000

		79,265,000

Minnesota—2.25%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.200%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.220%, VRD	1,540,000	1,540,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,857,651

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.170%, VRD	6,250,000	6,250,000

Series D (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

Series E (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

St. Cloud Health Care Revenue Refunding
(Cenracare Health Services),
Series A,
0.200%, VRD	6,400,000	6,400,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
University of Minnesota Refunding,
Series A,
0.180%, VRD	$14,495,000	$14,495,000

University of Minnesota,
Series A,
0.200%, VRD	3,500,000	3,500,000

		48,042,651

Mississippi—0.37%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.150%, VRD	400,000	400,000

Series B,
0.380%, VRD	2,500,000	2,500,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.260%, VRD	5,000,000	5,000,000

		7,900,000

Missouri—2.69%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.280%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (Baptist College),
0.200%, VRD	4,100,000	4,100,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.200%, VRD	4,675,000	4,675,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
0.180%, VRD	500,000	500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.160%, VRD	600,000	600,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (Bethesda Health Group),
Series A,
0.200%, VRD	$2,000,000	$2,000,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
0.260%, VRD	1,500,000	1,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.180%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.200%, VRD	23,275,000	23,275,000

Series B,
0.200%, VRD	5,100,000	5,100,000

		57,450,000

Montana—0.95%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.200%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.260%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.46%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.200%, VRD	9,800,000	9,800,000

New Hampshire—0.88%
Merrimack County Tax Anticipation Notes,
1.750%, due 12/30/09	8,500,000	8,506,842

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.200%, VRD	$9,400,000	$9,400,000

Series A,
0.160%, VRD	900,000	900,000

		18,806,842

New Mexico—0.50%
New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.200%, VRD	10,700,000	10,700,000

New York—8.95%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.220%, VRD	6,400,000	6,400,000

New York City Municipal Finance Authority Water & Sewer Systems
Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.200%, VRD(1),(2)	5,480,000	5,480,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.200%, VRD	18,200,000	18,200,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.510%, VRD(1),(2)	20,395,000	20,395,000

New York Dormitory Authority Revenues
(Citigroup ROCS, Series RR-II-R-11560),
0.200%, VRD(1),(2)	2,070,000	2,070,000

New York Dormitory Authority Revenues Non State
Supported Debt (Columbia University),
Series A,
0.200%, VRD	12,500,000	12,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.200%, VRD	$9,500,000	$9,500,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.200%, VRD	17,000,000	17,000,000

New York,
Series C,
0.200%, VRD	1,700,000	1,700,000

Subseries A-7,
0.200%, VRD	4,500,000	4,500,000

Subseries E-2,
0.200%, VRD	6,000,000	6,000,000

Subseries H-4,
0.150%, VRD	4,000,000	4,000,000

Subseries J-5,
0.240%, VRD	29,300,000	29,300,000

Subseries L-4,
0.170%, VRD	11,300,000	11,300,000

Subseries L-5,
0.240%, VRD	2,800,000	2,800,000

		191,095,000

North Carolina—4.60%
Guilford County,
Series B,
0.250%, VRD	5,000,000	5,000,000

Mecklenburg County,
Series B,
0.220%, VRD	8,970,000	8,970,000

New Hanover County (School),
0.270%, VRD	3,025,000	3,025,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.260%, VRD	5,925,000	5,925,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project),
Series A,
0.200%, VRD	$4,250,000	$4,250,000

0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.220%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.180%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation
(Downtown Improvement Project),
Series B-1,
0.220%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.200%, VRD	11,735,000	11,735,000

Wake County,
Series B,
0.240%, VRD	2,300,000	2,300,000

		98,270,000

Ohio—4.81%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.200%, VRD	3,000,000	3,000,000

Columbus (Sanitation Sewer),
Series 1,
0.200%, VRD	5,000,000	5,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.200%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.200%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.230%, VRD	20,300,000	20,300,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio (Common Schools),
Series D,
0.240%, VRD	$14,600,000	$14,600,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.250%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.200%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.200%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.200%, VRD	6,135,000	6,135,000

		102,775,000

Oklahoma—0.66%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.260%, VRD	14,100,000	14,100,000

Oregon—0.44%
Oregon Health Sciences University Revenue,
Series B-1,
0.190%, VRD	6,000,000	6,000,000

Series B-2,
0.200%, VRD	3,300,000	3,300,000

		9,300,000

Pennsylvania—3.74%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.180%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.180%, VRD	5,900,000	5,900,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.210%, VRD	4,500,000	4,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Emmaus General Authority Revenue,
Subseries F-22,
0.240%, VRD	$2,600,000	$2,600,000

Geisinger Authority Health System (Geisinger Health System),
Series C,
0.160%, VRD	23,400,000	23,400,000

Montgomery County,
Series A,
0.180%, VRD	6,595,000	6,595,000

Philadelphia School District Refunding,
Series C,
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.200%, VRD	9,000,000	9,000,000

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,170,000	5,170,000

		79,965,000

Puerto Rico—0.44%
Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.150%, VRD	9,300,000	9,300,000

South Carolina—0.29%
South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series D,
0.260%, VRD	3,065,000	3,065,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.220%, VRD	3,150,000	3,150,000

		6,215,000

Tennessee—1.80%
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.150%, VRD	11,850,000	11,850,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.200%, VRD	$1,600,000	$1,600,000

0.230%, VRD	20,000,000	20,000,000

Sevier County Public Building Authority
(Local Government Public Improvement),
Series B-1,
0.260%, VRD	5,000,000	5,000,000

		38,450,000

Texas—10.68%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.210%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.200%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	12,000,000	12,000,000

Frisco Certificates of Obligation
(Barclays Capital Municipal Trust Receipts,
Series 188) (FSA Insured),
0.190%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.180%, VRD	11,860,000	11,860,000

Harris County Health Facilities Development Corp.
Hospital Revenue (Baylor College Medicine),
Series B,
0.200%, VRD	10,600,000	10,600,000

Harris County Refunding (Toll Road Senior Lien),
Series B2 (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,082,469

Harris County Tax Anticipation Notes,
1.500%, due 02/25/10	3,000,000	3,010,454

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series B,
0.200%, VRD	6,700,000	6,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.200%, VRD	$5,945,000	$5,945,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.200%, VRD	7,700,000	7,700,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.220%, VRD	33,950,000	33,950,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.210%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs, Series 3238),
0.200%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.260%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.200%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,085,543

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.260%, VRD	3,020,000	3,020,000

University of Texas Permanent University Fund System,
Series A,
0.150%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.160%, VRD	22,425,000	22,425,000

0.200%, VRD	17,270,000	17,270,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.200%, VRD	$2,300,000	$2,300,000

Series B,
0.200%, VRD	16,465,000	16,465,000

		228,008,466

Utah—0.65%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.250%, VRD	13,800,000	13,800,000

Vermont—0.80%
Winooski Special Obligation Refunding,
Series A,
0.210%, VRD	17,000,000	17,000,000

Virginia—3.24%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series B,
0.180%, VRD	1,600,000	1,600,000

Series D,
0.150%, VRD	3,325,000	3,325,000

Series F,
0.200%, VRD	17,450,000	17,450,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series C,
0.180%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.220%, VRD	22,675,000	22,675,000

Virginia University Health System Authority Revenue (General),
Series C,
0.170%, VRD	8,875,000	8,875,000

		69,215,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—3.55%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.200%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC Insured TCRs),
0.310%, VRD(1),(2)	14,150,000	14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.200%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater Certificates,
Series 2170) (FSA Insured),
0.210%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,040,738

Series B,
2.000%, due 08/05/10	4,000,000	4,046,401

Washington (Citigroup ROCS, Series RR-II-R-11145)
(FSA Insured),
0.210%, VRD(1),(2)	6,760,000	6,760,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.240%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
0.200%, VRD	10,865,000	10,865,000

Washington (JP Morgan PUTTERs, Series 2650Z) (FSA Insured),
0.230%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(FSA Insured),
0.210%, VRD(1),(2)	4,965,000	4,965,000

		75,717,139

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—1.21%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,788,579

Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care),
Series B,
0.190%, VRD	10,000,000	10,000,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.200%, VRD	4,040,000	4,040,000

		25,828,579

Wyoming—0.20%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.190%, VRD	3,700,000	3,700,000

Series B,
0.200%, VRD	600,000	600,000

		4,300,000

Total municipal bonds and notes (cost—$1,994,572,243)		1,994,572,243

Tax-exempt commercial paper—5.86%

California—0.94%
Kaiser Permanente,
0.380%, due 12/09/09	15,000,000	15,000,000

Orange County Teeter Plan,
0.250%, due 11/04/09	5,000,000	5,000,000

		20,000,000

Illinois—0.09%
Illinois Educational Facilities Authority Revenue,
0.380%, due 12/10/09	2,000,000	2,000,000

Maryland—1.43%
Baltimore County,
0.250%, due 11/02/09	25,000,000	25,000,000

0.350%, due 12/01/09	5,500,000	5,500,000

		30,500,000

Massachusetts—0.38%
Harvard University,
0.300%, due 11/30/09	8,184,000	8,184,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Minnesota—1.06%
Mayo Clinic,
0.350%, due 12/01/09	$5,000,000	$5,000,000

0.300%, due 12/15/09	17,600,000	17,600,000

		22,600,000

Ohio—0.47%
Cleveland Clinic,
0.350%, due 02/17/10	10,000,000	10,000,000

Texas—0.42%
Methodist Hospital,
0.300%, due 11/17/09	9,000,000	9,000,000

Virginia—0.50%
University of Virginia,
0.330%, due 11/04/09	10,650,000	10,650,000

Wyoming—0.57%
PacificCorp.,
0.350%, due 01/07/10	12,225,000	12,225,000

Total tax-exempt commercial paper (cost—$125,159,000)		125,159,000

Money market fund(3)—0.70%

Blackrock Provident Municipal Fund,
0.179% (cost—$14,900,000)	14,900,000	14,900,000

Total investments (cost—$2,134,631,243 which approximates
cost for federal income tax purposes)—99.96%		2,134,631,243

Other assets in excess of liabilities—0.04%		853,105

Net assets—100.00%		$2,135,484,348

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.62% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rate shown reflects yield at October 31, 2009.

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2009 and reset periodically.

Weighted average maturity—15 days

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,994,572,243	$—	$1,994,572,243

Tax-exempt commercial paper	—	125,159,000	—	125,159,000

Money market fund	—	14,900,000	—	14,900,000

Total	$—	$2,134,631,243	$—	$2,134,631,243

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.20	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	36 days	52 days

Net assets (bln)	$19.6	$19.6	$10.8

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Commercial paper	51.3%	44.8%	31.6%

US government and agency obligations	18.3	17.8	26.1

Repurchase agreements	12.9	12.0	4.7

Certificates of deposit	12.3	14.7	12.4

US master note	3.0	2.0	3.3

Short-term corporate obligations	1.8	5.5	13.0

Time deposit	1.4	1.2	1.7

Bank notes	—	1.4	4.6

Funding agreement	—	1.3	2.4

Money market funds	—	0.5	0.0 (3)

Other assets less liabilities	(1.0)	(1.2)	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	37 days	51 days

Net assets (bln)	$7.6	$10.7	$10.1

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Repurchase agreements	62.8%	44.7%	51.5%

US government obligations	37.0	55.2	48.5

Other assets less liabilities	0.2	0.1	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	15 days	14 days	40 days

Net assets (bln)	$2.1	$2.8	$3.2

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Municipal bonds and notes	93.4%	87.0%	78.4%

Tax-exempt commercial paper	5.9	8.5	8.8

Money market funds	0.7	4.2	7.2

Other assets less liabilities	0.0 (3)	0.3	5.6

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

44

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations	For the six months ended
October 31, 2009
(unaudited)

Prime Master Fund

Investment income:
Interest	$46,106,393

Affiliated securities lending income	6,947

46,113,340

Expenses:
Investment advisory and administration fees	10,120,474

Trustees’ fees	41,603

Net expenses	10,162,077

Net investment income	35,951,263

Net realized gain from investment activities	124,910

Net increase in net assets resulting from operations	$36,076,173

Treasury Master Fund

Investment income:
Interest	$12,239,483

Expenses:
Investment advisory and administration fees	4,632,559

Trustees’ fees	21,837

Net expenses	4,654,396

Net investment income	7,585,087

Net realized gain from investment activities	96,259

Net increase in net assets resulting from operations	$7,681,346

Tax-Free Master Fund

Investment income:
Interest	$4,269,668

Expenses:
Investment advisory and administration fees	1,243,540

Trustees’ fees	10,807

Interest expense	1,601

Net expenses	1,255,948

Net investment income	3,013,720

Net realized gain from investment activities	43,255

Net increase in net assets resulting from operations	$3,056,975

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the
	six months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

Prime Master Fund

From operations:
Net investment income	$35,951,263	$291,333,214

Net realized gain (loss) from investment activities	124,910	(95,374)

Net increase in net assets resulting from operations	36,076,173	291,237,840

Net increase (decrease) in net assets from
beneficial interest transactions	(43,201,019)	5,368,548,119

Net increase (decrease) in net assets	(7,124,846)	5,659,785,959

Net assets:
Beginning of period	19,607,886,818	13,948,100,859

End of period	$19,600,761,972	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$7,585,087	$69,464,085

Net realized gains from investment activities	96,259	3,665

Net increase in net assets resulting from operations	7,681,346	69,467,750

Net increase (decrease) in net assets from
beneficial interest transactions	(3,146,028,300)	3,919,045,621

Net increase (decrease) in net assets	(3,138,346,954)	3,988,513,371

Net assets:
Beginning of period	10,699,897,328	6,711,383,957

End of period	$7,561,550,374	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$3,013,720	$45,352,482

Net realized gains from investment activities	43,255	187,651

Net increase in net assets resulting from operations	3,056,975	45,540,133

Net increase (decrease) in net assets from
beneficial interest transactions	(637,612,794)	82,384,475

Net increase (decrease) in net assets	(634,555,819)	127,924,608

Net assets:
Beginning of period	2,770,040,167	2,642,115,559

End of period	$2,135,484,348	$2,770,040,167

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the six
	months ended		For the	For the period
	October 31, 2009		year ended	August 28, 2007(1) to
	(unaudited)		April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$19,600,762		$19,607,887	$13,948,101

Expenses to average net assets	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.35	%(2)	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$7,561,550		$10,699,897	$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.16	%(2)	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,135,484		$2,770,040	$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.24	%(2)	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,660,531, $668,345 and $181,976, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2009, UBS Global AM owed $23,994, $11,899 and $7,288 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2009, UBS Global AM has agreed to reimburse Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$58,452,817,574

Treasury Master Fund	149,619,958,632

Tax-Free Master Fund	499,898,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Funds’ lending agent. At October 31, 2009 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $4,952,412 for 16 days with a related weighted average annualized interest rate of 0.727%, which resulted in $1,601 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2009, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$260,072,739

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2009	April 30, 2009

Contributions	$17,891,471,976	$33,455,610,806

Withdrawals	(17,934,672,995)	(28,087,062,687)

Net increase (decrease) in beneficial interest	$(43,201,019)	$5,368,548,119

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2009	April 30, 2009

Contributions	$5,126,385,303	$19,523,208,625

Withdrawals	(8,272,413,603)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,146,028,300)	$3,919,045,621

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2009	April 30, 2009

Contributions	$718,748,186	$4,111,522,730

Withdrawals	(1,356,360,980)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(637,612,794)	$82,384,475

Subsequent events
Management has evaluated the effect of subsequent events on the Master Funds’ financial statements through December 28, 2009, the date of issuance of the Master Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Master Funds’ financial statements through this date other than the following.

Effective December 16, 2009, through January 31, 2010, UBS Global AM will voluntarily waive 0.02% of its management fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses will be reduced to 0.08% through January 31, 2010, at which point the waivers would be phased out over several days.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 15-16, 2009, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the first quintile and its total expenses were in the fourth quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. Management noted that the Prime Investor Feeder Fund has been in operation for less than a year and, therefore, this Feeder Fund’s assets under management relative to its Expense Group are significantly less, which resulted in the Feeder Fund’s relatively higher non-management fees when compared to its Expense Group. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group’s median. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2009 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2009. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and five-year periods and in the first quintile for the three- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s performance

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the fourth quintile since inception. It was noted that Treasury Investor Feeder Fund had less than one year’s performance data and was relatively small in size.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund’s and Tax-Free Preferred Feeder Fund’s performance were in the fourth quintile for the one-year period and in the third quintile since inception. The Lipper information showed that the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile since inception. It was noted that Tax-Free Investor Feeder Fund had less than one year’s performance data and was relatively small in size. UBS Global AM noted that Tax-Free Master Fund had been managed conservatively for much of its relatively brief life, especially given the impact of the recent credit crisis on the municipals sector.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

(This page has been left blank intentionally)

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by the offering document.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2.   Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.   Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.   Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.   Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 8, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 8, 2010